Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 1,610	$ 1,369
Additions	101	51
Amortisation for the year	(107)	(94)
Impairments for the year	(57)	(2)
Disposals	(12)	(15)
Divestment of subsidiaries and operations	(45)
Transfers and other movements	228	109
At the end of the financial year	1,718	1,610
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	2,918
At the end of the financial year	3,189	2,918
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,308)
At the end of the financial year	(1,471)	(1,308)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,389	1,197
Impairments for the year	(50)
Transfers and other movements	2
At the end of the financial year	1,341	1,389
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,389
At the end of the financial year	1,391	1,389
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the end of the financial year	(50)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	221	172
Additions	101	51
Amortisation for the year	(107)	(94)
Impairments for the year	(7)	(2)
Disposals	(12)	(15)
Divestment of subsidiaries and operations	(45)
Transfers and other movements	226	109
At the end of the financial year	377	221
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,529
At the end of the financial year	1,798	1,529
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,308)
At the end of the financial year	$ (1,421)	(1,308)
OZ Minerals Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiaries and operations		192
OZ Minerals Limited [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiaries and operations		$ 192